Nov. 28, 2016
Multi-Class Prospectus | PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

December 20, 2016

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments (the "Fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has appointed Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") to serve as a new subadvisor to the fund. MCG will assume investment advisory responsibility with respect to the fund's portfolio effective on or around December 19, 2016.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus is revised by inserting the following as the seventh bullet point under the fourth paragraph of that section:

•  A "diversified currency strategy" that seeks to produce absolute returns from a blend of a fundamental discretionary process and a fundamental systematic process by investing in developed market currency instruments.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Multi-Class Prospectus and page 73 of the Class P Prospectus is revised by inserting the following as the third to last sentence of the first paragraph of that section:

MCG assumed day-to-day management of a separate portion of the fund's assets on December 19, 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.